Segment Information (Narrative) (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Equity earnings									$ 5,500,000	$ 8,700,000	$ 7,300,000
Revenues	287,774,000	308,352,000	310,322,000	253,527,000	245,397,000	222,829,000	189,432,000	206,478,000	1,159,975,000	864,136,000	656,704,000
Total Four Customers For Natural Gas Midcontinent Midstream Segment
Segment Reporting Information [Line Items]
Percentage of net sales by segment									40.00%
Revenues									458,800,000
Total Two Customers For Natural Gas Midcontinent Midstream Segment
Segment Reporting Information [Line Items]
Percentage of net sales by segment										25.00%	28.00%
Revenues										219,600,000	184,900,000
Coal And Natural Resource Management Segment | Coal Handling Solutions Llc
Segment Reporting Information [Line Items]
Equity earnings									2,300,000	2,000,000	1,700,000
Equity ownership percentage	50.00%				50.00%				50.00%	50.00%	50.00%
Equity assets	16,300,000				19,000,000				16,300,000	19,000,000	21,000,000
Natural Gas Midcontinent Midstream Segment | Thunder Creek Gas Services LLC
Segment Reporting Information [Line Items]
Equity earnings									2,500,000	6,000,000	5,300,000
Equity ownership percentage	25.00%				25.00%				25.00%	25.00%	25.00%
Equity assets	$ 53,100,000				$ 58,800,000				$ 53,100,000	$ 58,800,000	$ 59,800,000